Subsequent Events - Additional Information (Details) - USD ($)			4 Months Ended
	Aug. 11, 2021	Apr. 15, 2021	Dec. 31, 2020
Proceeds from issuance of warrants			$ 4,340,000
Business Combination Agreement [Member]
Business acquisition equity interest issued or issuable value assigned		$ 200,000,000
Subscription Agreement [Member] | PIPE Investors [Member]
Stock issued during period shares new shares		12,020,000
Sale of stock price per share		$ 10.00
Subscription Agreement [Member] | PIPE Investors [Member] | PIPE Warrants [Member]
Proceeds from issuance of warrants		$ 120,200,000
Common Stock [Member] | Business Combination Agreement [Member]
Business acquisition share price		$ 10.00
Common Stock [Member] | Subscription Agreement [Member] | PIPE Investors [Member]
Warrant voting right per share		1
Class of warrant or right exercise price of warrants or rights		$ 11.50
Surrozen Inc [Member]
Common stock, conversion basis		Each unit consists of one share of New Surrozen’s common stock and one-third of one redeemable warrant for one share of New Surrozen’s common stock.
Surrozen Inc [Member] | PIPE Financing [Member]
Proceeds from issuance of common stock	$ 144,700,000
Common stock, conversion basis	0.1757